Commitments and Contingencies Operating Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating leases [Line Items]
Operating Leases, Rent Expense	$ 2,400,000	$ 3,800,000	$ 1,100,000
Operating Leases, Future Minimum Payments Due	7,060,000
Operating Leases, Future Minimum Payments, Due in Two Years	6,045,000
Operating Leases, Future Minimum Payments, Due in Three Years	4,997,000
Operating Leases, Future Minimum Payments, Due in Four Years	2,848,000
Operating Leases, Future Minimum Payments, Due in Five Years	$ 438,000